Provisions - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates if rates decrease by 25%	0.73%
Discount rate	0.98%	0.33%
Actuarial assumption of discount rates if rates increase by 25%	1.23%
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net defined benefit liability if actuarial assumption of discount rates decrease by 25%	€ 333
Net defined benefit liability	318
Net defined benefit liability if actuarial assumption of discount rates increase by 25%	€ 303